Retirement Plans - Funded status of plan by geographic location (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined benefit plan
Defined Benefit Plan Disclosure [Line Items]
Funded status - end of year	$ (34,818)	$ (43,770)
US Plan
Defined Benefit Plan Disclosure [Line Items]
Funded status - end of year	(6,181)	(17,210)
UK Plans
Defined Benefit Plan Disclosure [Line Items]
Funded status - end of year	(7,654)	(8,032)
Europe plans
Defined Benefit Plan Disclosure [Line Items]
Funded status - end of year	$ (20,983)	$ (18,528)